Capital Stock (Details) (USD $) In Millions, except Share data	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Capital Stock [Abstract]
Common shares as presented in the accompanying Consolidated Balance Sheets		29,956,904	29,839,343
Common shares in treasury		3,320,926	3,338,986
Board of Directors authorized an open market common stock repurchase program	$ 30
Stock repurchases during period		0	0	0